2. LOANS: Schedule of Additional information on allowance for credit losses based on a collective evaluation (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Additional information on allowance for credit losses based on a collective evaluation

	2021
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at January 1, 2021	$10,765	$5,838	$43,833	$267	$5,625	$66,328
Provision for Credit Losses	8,170	3,343	27,198	24	3,448	42,183
Charge-offs	(11,324)	(3,823)	(41,534)	(31)	(4,950)	(61,662)
Recoveries	3,038	858	15,149	5	1,412	20,462
Ending Balance	$10,649	$6,216	$44,646	$265	$5,535	$67,311

	2020
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2019	$-	$-	$-	$-	$-	$53,000
Impact of adopting ASC 326	-	-	-	-	-	2,158
Balance at January 1, 2020	$8,177	$4,121	$39,180	$169	$3,511	$55,158
Provision for Credit Losses	11,544	5,797	33,760	140	5,449	56,690
Charge-offs	(11,735)	(4,592)	(42,696)	(49)	(4,275)	(63,347)
Recoveries	2,779	512	13,589	7	940	17,827
Ending Balance	$10,765	$5,838	$43,833	$267	$5,625	$66,328